Segment Reporting - Segment Information (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2025 USD ($) item	Jun. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Segment reporting
Number of core business areas | item	2
Revenue from external customers	$ 277,677	$ 305,681
Cost of revenue	(167,577)	(180,135)
Research and development expenses	(71,990)	(95,256)
Selling expenses	(13,873)	(27,351)
Administrative expenses	(27,751)	(30,460)
Gain on divestment of an equity investee	477,456
Interest income	19,589	20,574
Interest expense	(1,465)	(1,476)
Equity in earnings of an equity investee, net of tax	23,125	33,807
Income tax expense	(63,162)	(2,886)
Other segment items	2,925	3,303
Net income attributable to the Company	454,954	25,801
Depreciation/ amortization	(6,118)	(6,252)
Additions to non-current assets (other than financial instruments and deferred tax assets)	15,799	6,926
Segment information
Total assets	1,775,940		$ 1,274,196
Property, plant and equipment	94,573		92,498
Right-of-use assets	3,879		4,497
Leasehold land	10,883		10,706
Intangible asset	9,647
Goodwill	3,064		2,990
Investment in an equity investee	3,645		77,765
Investment in equity security	5,000		5,000
Milestone payment triggered	10,000
Oncology/Immunology segment
Segment reporting
Revenue from external customers	143,447	168,637
Other Ventures segment
Segment reporting
Revenue from external customers	134,230	137,044
Reportable segment | Oncology/Immunology segment
Segment reporting
Revenue from external customers	143,447	168,637
Cost of revenue	(38,223)	(48,458)
Research and development expenses	(71,990)	(95,256)
Selling expenses	(11,828)	(24,817)
Administrative expenses	(16,163)	(16,736)
Interest income	509	418
Interest expense	(1,033)	(914)
Income tax expense	(461)	(1,109)
Other segment items	(2,686)	3,593
Net income attributable to the Company	1,572	(14,642)
Depreciation/ amortization	(6,024)	(6,076)
Additions to non-current assets (other than financial instruments and deferred tax assets)	15,649	3,763
Segment information
Total assets	313,710		314,163
Property, plant and equipment	94,080		91,929
Right-of-use assets	1,730		1,845
Leasehold land	10,883		10,706
Intangible asset	9,647
Investment in equity security	5,000		5,000
Reportable segment | Oncology/Immunology segment | R&D
Segment reporting
Revenue from external customers	44,408	40,841
Research and development expenses	(71,990)	(95,256)
Administrative expenses	(14,599)	(16,395)
Interest income	509	418
Interest expense	(1,033)	(914)
Income tax expense	(394)	(579)
Other segment items	(2,612)	4,048
Net income attributable to the Company	(45,711)	(67,837)
Depreciation/ amortization	(5,602)	(6,076)
Additions to non-current assets (other than financial instruments and deferred tax assets)	5,649	3,763
Segment information
Total assets	209,654		225,661
Property, plant and equipment	94,080		91,929
Right-of-use assets	1,730		1,845
Leasehold land	10,883		10,706
Investment in equity security	5,000		5,000
Reportable segment | Oncology/Immunology segment | Marketed Products
Segment reporting
Revenue from external customers	99,039	127,796
Cost of revenue	(38,223)	(48,458)
Selling expenses	(11,828)	(24,817)
Administrative expenses	(1,564)	(341)
Income tax expense	(67)	(530)
Other segment items	(74)	(455)
Net income attributable to the Company	47,283	53,195
Depreciation/ amortization	(422)
Additions to non-current assets (other than financial instruments and deferred tax assets)	10,000
Segment information
Total assets	104,056		88,502
Intangible asset	9,647
Reportable segment | Other Ventures segment
Segment reporting
Revenue from external customers	134,230	137,044
Cost of revenue	(129,354)	(131,677)
Selling expenses	(2,045)	(2,534)
Administrative expenses	(2,222)	(2,346)
Gain on divestment of an equity investee	477,456
Interest income	57	116
Interest expense	(257)	(362)
Equity in earnings of an equity investee, net of tax	23,125	33,807
Income tax expense	(61,614)	(97)
Other segment items	928	198
Net income attributable to the Company	440,304	34,149
Depreciation/ amortization	(51)	(130)
Additions to non-current assets (other than financial instruments and deferred tax assets)	150	1,929
Segment information
Total assets	156,150		194,604
Property, plant and equipment	415		448
Right-of-use assets	1,317		1,615
Goodwill	3,064		2,990
Investment in an equity investee	3,645		77,765
Unallocated
Segment reporting
Administrative expenses	(9,366)	(11,378)
Interest income	19,023	20,040
Interest expense	(175)	(200)
Income tax expense	(1,087)	(1,680)
Other segment items	4,683	(488)
Net income attributable to the Company	13,078	6,294
Depreciation/ amortization	(43)	(46)
Additions to non-current assets (other than financial instruments and deferred tax assets)		$ 1,234
Segment information
Total assets	1,306,080		765,429
Property, plant and equipment	78		121
Right-of-use assets	$ 832		$ 1,037